Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000015080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.49%	5.82%	5.42%
C000015076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.01%	4.56%	4.67%
C000015185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.38%	1.83%	3.33%
C000151934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	6.32%	3.06%	4.14%
C000015189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.12%	2.96%	4.04%
Without Sales Load [Member] | C000015078 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.39%	4.77%	4.55%
Without Sales Load [Member] | C000015076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.22%	5.58%	5.18%
Without Sales Load [Member] | C000015185 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.85%	2.72%	3.78%
Without Sales Load [Member] | C000015187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.06%	1.94%	3.18%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
Lipper Global High Yield Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global High Yield Funds Classification Average
Average Annual Return, Percent	7.69%	4.72%	4.76%
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	8.26%	5.15%	5.80%
Lipper Multi Sector Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Classification Average
Average Annual Return, Percent	5.51%	2.53%	3.49%